Condensed Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,000,000	4,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001
Common stock, shares authorized	55,000,000
Common stock, shares issued	4,454,665
Common stock, shares outstanding	4,454,665
Jet Token, Inc. [Member]
Preferred stock, par value	$ 0.0000001	$ 0.0000001
Preferred stock, shares authorized	15,000,000	15,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0000001	$ 0.0000001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	78,353,333	78,353,333
Common stock, shares outstanding	78,353,333	78,353,333
Common Class A [Member]
Temporary Equity Possible Redemption	1,186,952	11,500,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	115,000	115,000
Common stock, shares outstanding	115,000	115,000
Common stock redemption shares	1,186,952	11,500,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000
Series Seed Preferred Stock [Member] | Jet Token, Inc. [Member]
Preferred stock, par value	$ 0.0000001	$ 0.0000001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	683,333	983,333
Preferred stock, shares outstanding	683,333	983,333
Common stock, shares authorized	300,000,000
Series CF Non-voting Preferred Stock [Member] | Jet Token, Inc. [Member]
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued		18,826,385
Preferred stock, shares outstanding		18,826,385
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member]
Common stock, par value	$ 0.0000001	$ 0.0000001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	46,089,886	42,169,330
Common stock, shares outstanding	46,089,886	42,169,330